Associates and Joint Ventures - Summary of Group's Share of the Result of Associates and Joint Ventures (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Profit on ordinary activities after taxation	£ 415	£ 455	£ 498
Other comprehensive income:
Items that may be reclassified to profit and loss	(17)	(98)	(115)
Items that will not be reclassified to profit and loss	14	(34)	7
Total comprehensive income for the year, net of tax	7,796	3,622	2,126
Groups Share in Associates and Joint Ventures
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Profit on ordinary activities after taxation	415	455	498
Other comprehensive income:
Total comprehensive income for the year, net of tax	£ 412	£ 323	£ 390